Summary of Significant Accounting Policies - Schedule of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental cash flows:
Cash paid for interest, net of capitalized interest	$ 306	$ 3,671	$ 7,152	$ 7,253	$ 2,515
Noncash investing activities:
Increase (decrease) in capital expenditures in accounts payables and accrued liabilities	$ 82,295	$ (5,321)	$ (4,492)	$ 349	$ 5,530